As filed with the Securities and Exchange Commission on March 12, 2014
Securities Act Registration No. 33-22363
Investment Company Act Registration No. 811-05594
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 47 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 49 (X)
Check appropriate box or boxes
Prudential Short-Term Corporate Bond Fund, Inc.
Exact name of registrant as specified in charter
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
(973) 367-7521
Registrant’s Telephone Number, Including Area Code
Deborah A. Docs
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
(X) immediately upon filing pursuant to paragraph (b)
__ on (____) pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 12th day of March, 2014.
Prudential Short-Term Corporate Bond Fund, Inc.
*
Stuart S. Parker, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
* Ellen S. Alberding	Director
* Kevin J. Bannon	Director
* Scott E. Benjamin	Director
* Linda W. Bynoe	Director
* Keith F. Hartstein	Director
* Michael S. Hyland	Director
* Douglas H. McCorkindale	Director
* Stephen P. Munn	Director
* Stuart S. Parker	Director and President, Principal Executive Officer
* James E. Quinn	Director
* Richard A. Redeker	Director
* Robin B. Smith	Director
* Stephen Stoneburn	Director
* Grace C. Torres	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	March 12, 2014

POWER OF ATTORNEY
The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara, Amanda S. Ryan, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories.  The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.  The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stephen P. Munn Stephen P. Munn
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Stuart S. Parker Stuart S. Parker
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ James E. Quinn James E. Quinn
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Richard A. Redeker Richard A. Redeker
/s/ Keith F. Hartstein Keith F. Hartstein	/s/Robin B. Smith Robin B. Smith
/s/ Michael S. Hyland Michael S. Hyland	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Douglas H. McCorkindale Douglas H. McCorkindale	/s/ Grace C. Torres Grace C. Torres

Dated: September 18, 2013

Exhibit Index
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase